SCUDDER
                                                                     INVESTMENTS

Sector Funds

Scudder Health Care Fund

Supplement to Prospectus Dated October 1, 2001
as revised March 1, 2002

Scudder Technology Fund

Supplement to Prospectus Dated March 1, 2002

CLASS I SHARES

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Scudder Health Care Fund currently offers six classes of shares and Scudder
Technology Fund currently offers four classes of shares to provide investors with different purchasing options. Each fund offers Class A, Class B and Class C shares, which are described in the funds' Class A, B and C prospectus, and Class I shares, which are described in the Class A, B and C prospectus as supplemented hereby. In addition, Scudder Health Care Fund offers Class AARP and Class S shares, which are described in the fund's Class AARP and S prospectus dated October 1, 2001. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the returns of Scudder Technology Fund's Class I shares, on a before tax basis, compare with broad-based market indices (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and indices may vary over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results.

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Average Annual Total Returns (%) as of 12/31/2001
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                                                                       Since
                                         1 Year        5 Years        Inception
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Scudder Technology Fund
(Return Before Taxes)                    -34.23          10.67        12.95*
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Index 1 (reflects no deduction for
fees, expenses or taxes)                 -11.88          10.70        13.97**
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Index 2 (reflects no deduction for
fees, expenses or taxes)                 -28.58          11.87          N/A
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Index 3 (reflects no deduction for
fees, expenses or taxes)                 -30.88          12.72        14.57**
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*  Since 7/3/1995.

** Index comparison begins 6/30/1995.

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Goldman Sachs Technology Index is a capitalization-weighted index based on a universe of technology-related stocks.

Index 3: JP Morgan H&Q Technology Index (formerly Hambrecht & Quist Technology Index), an unmanaged index composed of approximately 275 technology stocks, selected as representative of the overall technology sector. The Index includes companies from five technology groups: computer hardware, computer software, communications, semiconductors and information services.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

Shareholder Fees, paid directly from your investment.

                                   Maximum      Maximum
                                  Contingent     Sales
                      Maximum      Deferred      Charge
                   Sales Charge     Sales       (Load)
                     (Load)         Charge      Imposed
                    Imposed on      (Load)      on Rein-
                   Purchases (%    (% of      vested Div-
                   of offering   redemption   idends/Dis-  Redemption  Exchange
                     price)       proceeds)   tributions      Fee         Fee
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Scudder Health
Care Fund              None          None        None         None        None
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Scudder
Technology Fund        None          None        None         None        None
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Annual Operating Expenses, deducted from fund assets.

                                                                         Total
                                                                        Annual
                                                                         Fund
                                Management   Distribution/   Other     Operating
                                    Fee      (12b-1) Fees  Expenses*    Expenses
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Scudder Health Care Fund          0.85%         None        0.10%       0.95%
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Scudder Technology Fund           0.53          None        0.10        0.63
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* Includes a fixed rate administrative fee of 0.10%.

Information in the table has been restated to reflect a new fixed rate administrative fee for each fund.

Example

Based on the costs above, this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                        1 Year    3 Years    5 Years   10 Years
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Scudder Health Care Fund                  $97      $303       $525    $1,166
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Scudder Technology Fund                    64       202        351       786
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                                       3

Financial Highlights

Scudder Health Care Fund -- Class I

                                                                    Period Ended
                                                                 May 31, 2001(a)
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Net asset value, beginning of period                                 $23.34
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Income (loss) from investment operations:
  Net investment income (loss) (b)                                     (.02)
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  Net realized and unrealized gain (loss) on investment
  transactions                                                        (2.88)
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  Total from investment operations                                    (2.90)
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Net asset value, end of period                                       $20.44
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Total return (%)                                                     (12.43)**
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Ratios to average net assets and supplemental data
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Net assets, end of period ($ millions)                                   --
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Ratio of expenses (%)                                                   .95*
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Ratio of net investment income (loss) (%)                              (.29)*
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Portfolio turnover rate (%)                                              65
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(a)  For the period December 29, 2000 (commencement of sales of Class I shares)
     to May 31, 2001.

(b)  Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder Technology Fund -- Class I

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 Years Ended October 31,            2001     2000      1999     1998      1997
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Selected Per Share Data
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Net asset value, beginning of
period                            $29.67   $21.54    $11.86   $13.19    $13.20
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Income (loss) from investment
operations:
  Net investment income (loss)^a    (.01)      --      (.02)    (.02)     (.04)
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  Net realized and unrealized
  gain (loss) on investment
  transactions                    (16.03)   10.07     10.77      .83      2.14
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  Total from investment
  operations                      (16.04)   10.07     10.75      .81      2.10
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Less distributions from:
  Net realized gains on
  investment transactions          (2.58)   (1.94)    (1.07)   (2.14)    (2.11)
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Net asset value, end of period    $11.05   $29.67    $21.54   $11.86    $13.19
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Total Return (%)                  (57.33)   47.62     95.39     8.44     17.23
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period
($ millions)                          25       59        34       19        20
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Ratio of expenses before expense
reductions (%)                       .68^b    .70       .65      .67       .74
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Ratio of expenses after expense
reductions (%)                       .68^b    .69       .64      .67       .74
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Ratio of net investment income
(loss) (%)                          (.05)    (.01)     (.09)    (.12)     (.27)
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Portfolio turnover rate (%)           96       59        59      146       192
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^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .68% and .68%, respectively.

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other Scudder mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund offered through this prospectus.











March 1, 2002